Share capital and share based payments - Disclosure of Changes in Number of Other Equity Instruments Outstanding (Details)		12 Months Ended
	Apr. 14, 2023 share	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercised during the period | share	(223,593)
AGA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance at beginning of period		4,677,173	3,678,354	2,752,198
Granted during the period		2,341,793	2,188,521	1,802,348
Forfeited during the period		(1,309,314)	(567,330)	(614,338)
Exercised during the period		(506,589)	(622,372)	(261,854)
Expired during the period		0	0	0
Balance at end of period		5,203,063	4,677,173	3,678,354
BSA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance at beginning of period		250,820	242,560	284,500
Granted during the period		50,000	40,000	0
Forfeited during the period		(24,500)	(31,740)	0
Exercised during the period		(33,860)	0	(16,940)
Expired during the period		0	0	(25,000)
Balance at end of period		242,460	250,820	242,560
BSAAR
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance at beginning of period		1,105,072	1,105,822	1,360,822
Granted during the period		0	0	0
Forfeited during the period		(12,250)	0	0
Exercised during the period		(47,100)	(750)	(230,000)
Expired during the period		0	0	(25,000)
Balance at end of period		1,045,722	1,105,072	1,105,822